UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

       Report for the Calendar Year or Quarter Ended  September 30, 2007

If amended report check here:     [ ]            Amendment Number:  _

This Amendment(check only one):   [ ] is a restatement
                                  [ ] adds new holding Entries

Goldman Sachs Execution & Clearing, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

30 HUDSON STREET                          JERSEY CITY        NJ      07302-4699
--------------------------------------------------------------------------------
Business Address (Street)                   (City)        (State)      (Zip)


13F Filing Number:  28-10292


The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Lauren LoFaro         Vice President, Beneficial Ownership       1(212)357-5810
--------------------------------------------------------------------------------
Name                                 Title                           Phone

                                                         Lauren LoFaro
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                                NEW YORK, NY  11/07/2007
                                        ----------------------------------------
                                               Place and Date of Signing


Report Type:

[   ]     13F HOLDINGS REPORT

[ x ]     13F NOTICE

[   ]     13F COMBINATION REPORT


List of Other Managers Reporting for this Manager

    13F File No:    Name
    28-04981        Goldman Sachs Group, Inc. (The)